UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.






AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Financial Statements

January 31, 2008

                                TABLE OF CONTENTS

Fund Commentaries..............................................................1
Report of Independent Registered Public Accounting Firm........................6
Schedules of Investments.......................................................7
Statements of Assets and Liabilities..........................................13
Statements of Operations......................................................14
Statements of Changes in Members' Capital.....................................15
Statements of Cash Flows......................................................18
Financial Highlights..........................................................19
Notes to Financial Statements.................................................24
Managers and Officers of the Funds............................................35
Shareholder Voting Results....................................................36






The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2008
                                   (Unaudited)

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage and fixed income arbitrage managers. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event. Events can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcy (either entering into bankruptcy or emerging from it). Skills required include the ability to analyze the relative value of the securities involved and the probability of the event taking place in a timely manner. Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy.

For the year ended January 31, 2008, the Fund had a total return of -1.76%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2008, the Fund had an average annual total return of 6.48%.

While nearly all our arbitrage managers had positive returns, the fund's performance for the year was adversely impacted by a manager whose capital structure arbitrage positions fell victim to the dramatic widening of spreads between senior secured loans and high yield bonds over the summer and was forced to sell its portfolio at a substantial loss.

Merger arbitrage, which began the year strongly, has seen heightened volatility recently as several high profile deals involving financial buyers failed to close. Even in cases where a deal is proceeding as planned, spreads have widened as investors question whether leveraged buyout bidders might suffer buyers' remorse and attempt to back out. While the strategy produced positive returns for the period, the credit market disruption had a large impact, and the outlook for merger arbitrage has dimmed. Furthermore, the volume of deals has abated significantly with the leveraged buyout market all but shut down.

Within the fixed income arbitrage strategy, the recent market turmoil has been a welcome development. Specifically, opportunities to trade abnormalities presented by G7 yield curves increased considerably during the fourth quarter as heightened volatility in worldwide markets caused fixed income rates to shift, and fear in the financial sector caused swap spreads to widen. Nonetheless, as we enter 2008, managers must proceed cautiously as systemic deleveraging can distort historic relationships, at least temporarily.

Our Asian-focused convertible manager saw healthy returns for the period as high realized volatility and healthy new issuance provided an attractive environment for generating returns. We expect this heightened level of volatility to persist in 2008 and are optimistic on returns for this strategy.



--------------------
(1) Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2008
                                   (Unaudited)

The Aetos Capital Distressed Investment Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy. These managers are able to buy these securities at a discount to their eventual value because traditional fixed income portfolio managers who bought the bonds or banks that made the loans may not want, or be able, to own them once they are in default. The sellers may also not have the expertise and patience to go through a lengthy restructuring process. Distressed investing involves credit analysis, legal expertise and (often) negotiating ability, as the portfolio manager must (i) estimate the value of the claims to be acquired,
(ii) evaluate the likely timing, and resolution, of the bankruptcy process and
(iii) reach agreements with other claimants in order to speed the process.

For the year ended January 31, 2008, the Fund had a total return of 4.32%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2008, the Fund had an average annual total return of 11.61%.

As a whole, the past year was mediocre for the distressed strategy as widening spreads and a dearth of new activity impeded returns. Most managers continued to harvest legacy positions while conservatively approaching new investments. Several of the managers' remaining reorganizations suffered setbacks during the second half of the year as negotiations between stake holders took longer than anticipated and the market for new financing tightened considerably. These adverse developments resulted in lower expected recoveries for creditors, driving the price of the debt down.

Although the global corporate default rate has remained at the lowest sustained level in over two decades, the writing is clearly on the wall. With many companies facing reduced credit availability and deteriorating fundamentals, we anticipate new distressed opportunities will materialize towards the latter half of 2008. Our managers are well positioned to take advantage of these opportunities as many have significant dry powder ready to deploy.



--------------------
(1) Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                  Aetos Capital Long/Short Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2008
                                   (Unaudited)

The Aetos Capital Long/Short Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate long-biased portfolios of stocks, usually based on bottom-up equity research. These portfolios generally vary from 20% to 40% net long.

For the year ended January 31, 2008, the Fund had a total return of 7.04%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2008, the Fund had an average annual total return of 8.07%.

The past year saw the implosion of the U.S. mortgage lending bubble and the specter of recession grow substantially. After declining -6.1% in January, the S&P return for the last twelve months was -4.1%, with consumer discretionary and financials sectors the biggest losers. The period also saw the reversal of several trends for the equity markets. In particular, growth stocks outperformed value stocks for the first time since before the bursting of the technology bubble. In addition, the period was also the first in some time when large cap stocks outperformed small caps.

The Long/Short Fund did a good job of preserving capital even as the broader equity markets wilted. Much as the markets saw increased volatility this year, so too did our managers. Dispersion between our managers was very high, with a few managers generating returns north of 30% for the period. While shorting (financials, in particular) received much publicity in 2007, opportunities on the long side were still abundant. In fact, our managers with exceptional performance generally realized a majority of their returns from their long portfolios.

On the short side, the housing/subprime theme was a large driver of returns as many managers were one step ahead of the broader markets in understanding how problems in housing would impact other companies, including many in the consumer discretionary and financials sectors. We remain optimistic on the prospects for shorting, as many shaky, speculative companies outside of the housing/finance sector were given a pass last year despite their deteriorating fundamentals. We suspect that the coming year will not be as kind to these companies as weakness in the economy exposes flawed business models and excessive valuations.



--------------------
(1) Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                Aetos Capital Market Neutral Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2008
                                   (Unaudited)

The Aetos Capital Market Neutral Strategies Fund, LLC (the "Fund") allocates its capital among a select group of portfolio managers across a variety of market neutral strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

For the year ended January 31, 2008, the Fund had a total return of 3.11%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2008, the Fund had an average annual total return of 2.90%.

The Fund contains managers that attempt to create long and short portfolios that are roughly equal in size and therefore immune to overall stock markets movements. These strategies may be quantitative in nature, using computer screens to pick long and short portfolios of stocks and balancing their risk exposure through optimization techniques.

Performance was disappointing and suffered notably from one quantitative market neutral manager that experienced poor returns. These poor returns were driven in large part by the contagion within the equity market neutral strategy witnessed in August and also in November, when a similar but smaller scale version of the prior contagion occurred. We have spent substantial time analyzing what happened to this manager's strategies during these contagion periods as well as their other strategies and have decided to redeem our investment.

Fortunately, this negative performance by one manager was more than offset by positive performance from the other managers in this fund. In particular, our manager with a large tactical bet long companies with stable earnings and low leverage and short their inverse performed well for the period, up over 20%. The systematic underperformance of high quality companies with stable earnings and low leverage over the past five years is emblematic of the tremendous risk seeking behavior that was the norm for this period. We believe that the pendulum has just begun to swing back the other way and are very optimistic about the prospects for this manager's strategy in the coming quarters.



--------------------
(1) Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                      Aetos Capital Opportunities Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2008
                                   (Unaudited)

The Aetos Capital Opportunities Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of opportunistic strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate smaller-sized, more idiosyncratic portfolios employing directional strategies or focusing on particular markets or sectors.

For the year ended January 31, 2008, the Fund had a total return of 7.24%.(1) For the period from commencement of investment activities on May 27, 2005 through January 31, 2008, the Fund had an average annual total return of 5.43%.

Our Opportunities Fund generated reasonable returns during the period despite turmoil in the capital markets as its diversified mix of underlying managers and strategies complemented one another.

The Fund's tactical short credit bet generated significant gains as credit spreads widened substantially during the period. In addition, the Fund's investment in a niche strategy focused on handicapping drug trial outcomes saw outsized returns. Other significant contributors included one of our Asia-focused long/short managers and our relative value bet between "high" and "low" quality stocks.

As mentioned in last year's letter, we had been frustrated by the initial returns for the Fund and have spent considerable time re-optimizing the underlying mix of managers. During the last year, we trimmed a few positions and initiated new investments with managers whom we thought were talented stock pickers. Although we may continue to make changes to the fund going forward, we believe that the Fund is better positioned than it was a year ago.



--------------------
(1) Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

[PRICEWATERHOUSECOOPERS LOGO OMITTED]
--------------------------------------------------------------------------------

                                            PRICEWATERHOUSECOOPERS LLP
                                            PricewaterhouseCoopers Center
                                            300 Madison Avenue
                                            New York NY 10017
                                            Telephone (646) 471 3000
                                            Facsimile (813) 286 6000


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Members of the Aetos Capital Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC, Aetos Capital Market Neutral Strategies Fund, LLC, and Aetos Capital Opportunities Fund, LLC (hereafter referred to as the "Funds") at January 31, 2008, the results of each of their operations and cash flows for the year then ended, and the changes in each of their members' capital for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying portfolios funds at January 31, 2008, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC, Aetos Capital Market Neutral Strategies Fund, LLC and Aetos Capital Opportunities Fund, LLC valued at $536,259,329 (93.4% of the Fund's members' capital), $151,547,464 (90.0% of the Fund's members' capital), $932,836,479
(89.4% of the Fund's members' capital), $74,361,272 (56.0% of the Fund's members' capital), and $146,506,648 (78.4% of the Fund's members' capital) respectively, at January 31, 2008, the values of which have been estimated by the Investment Manager, under general supervision of the Board of Managers, in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.


/s/ PricewaterhouseCoopers, LLP
March 28, 2008

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                             Schedule of Investments
                                January 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

[PIE GRAPH OMITTED]
Plot points are as follows:

Multi-Strategy/Event Arbitrage   52.06%
Fixed Income Arbitrage           23.94%
Credit Strategies                14.35%
Convertible Arbitrage             9.65%


                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
Davidson Kempner Partners                                $  50,000,000     $  64,743,842            11.28 %
Farallon Capital Offshore Investors, Inc.                   69,000,000        74,304,768            12.94
FFIP, L.P.                                                  46,630,000        56,711,091             9.88
HBK Fund L.P.                                               60,000,000        59,919,108            10.44
Ishin Fund, LLC                                             43,000,000        51,762,569             9.02
Lazard Emerging Income, L.P.                                29,000,000        34,117,335             5.94
Oceanwood Global Opportunities Fund L.P.                    55,000,000        50,665,065             8.82
Parsec Trading Corp.                                        18,200,000        21,773,230             3.79
Pequot Credit Opportunities Fund, L.P.                      35,000,000        38,317,661             6.67
Pequot Short Credit Fund, L.P.                              32,000,000        38,622,251             6.73
Satellite Fund II, L.P.                                     17,850,000        24,251,078             4.22
South Hill Trading Corp.                                    13,433,560        15,794,715             2.75
Sowood Alpha Fund, L.P.                                      9,492,766         5,276,616             0.92
                                                      --------------------------------------------------------
    Total                                                $ 478,606,326     $ 536,259,329            93.40 %
                                                      ========================================================

*Percentages are based on Members' Capital of $574,124,527.

The aggregate cost of investments for tax purposes was $518,654,038. Net unrealized appreciation on investments for tax purposes was $17,605,291 consisting of $38,916,869 of gross unrealized appreciation and $21,311,578 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.40% of Members' Capital, have been fair valued.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

[PIE GRAPH OMITTED]
Plot points are as follows:

Distressed Investments   100.00%


                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                          $  30,500,000     $  34,521,776            20.50 %
King Street Capital, L.P.                                   26,050,000        36,814,192            21.86
One East Partners, L.P.                                     31,500,000        32,003,564            19.00
Silver Point Capital Fund, L.P.                             26,100,000        34,012,649            20.19
Watershed Capital Partners, L.P.                            11,050,000        14,195,283             8.43
                                                      --------------------------------------------------------
    Total                                                $ 125,200,000     $ 151,547,464            89.98 %
                                                      ========================================================

*Percentages are based on Members' Capital of $168,426,496.

The aggregate cost of investments for tax purposes was $135,503,713. Net unrealized appreciation on investments for tax purposes was $16,043,751 consisting of $16,043,751 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.98% of Members' Capital, have been fair valued.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

[PIE GRAPH OMITTED]
Plot points are as follows:

Long/Short Equity Investments  92.39%
Short Equity Investments        7.61%


                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                                  $  32,000,000     $  61,959,011             5.94 %
Bay Resource Partners, L.P.                                 37,500,000        61,103,534             5.86
Bay II Resource Partners, L.P.                               5,000,000         4,930,000             0.47
Cadian Fund LP                                              35,000,000        34,685,179             3.32
Cadmus Capital Partners (QP), L.P.                          33,039,413        34,199,392             3.28
Cantillon Pacific, L.P.                                     13,000,000        16,684,537             1.60
Cantillon U.S., L.P.                                        22,699,464        26,022,436             2.49
Cantillon World, L.P.                                       30,000,000        28,425,265             2.73
Cavalry Technology, L.P.                                    29,576,608        41,463,390             3.97
Conatus Capital Partners LP                                 17,500,000        16,616,719             1.59
Copper River Partners, L.P.                                 36,000,000        36,636,952             3.51
The Elkhorn Fund, LLC                                       67,854,685        74,513,654             7.14
Highside Capital Partners, L.P.                             48,361,169        69,741,557             6.68
Icarus Qualified Partners, L.P.                             26,000,000        34,396,383             3.30
JL Partners, L.P.                                           51,015,887        67,703,636             6.49
Millgate Partners II, L.P.                                  22,000,000        21,883,803             2.10


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (continued)
                                January 31, 2008

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
North River Partners, L.P.                               $  45,650,000     $  52,007,206             4.99 %
UC Financials Fund Limited                                  43,000,000        40,956,558             3.93
ValueAct Capital Partners III, L.P.                         75,000,000        68,459,130             6.56
Viking Global Equities, L.P.                                55,000,000        87,146,125             8.35
Woodbourne Daybreak Global Fund L.P.                        62,000,000        53,302,012             5.11
                                                      --------------------------------------------------------
    Total                                                $ 787,197,226     $ 932,836,479            89.41 %
                                                      ========================================================

*Percentages are based on Members' Capital of $1,043,372,596.

The aggregate cost of investments for tax purposes was $828,664,076. Net unrealized appreciation on investments for tax purposes was $104,172,403 consisting of $126,702,593 of gross unrealized appreciation and $22,530,190 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.41% of Members' Capital, have been fair valued.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Aetos Capital Market Neutral Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

[PIE GRAPH OMITTED]
Plot points are as follows:

Low Beta/Market Neutral/Long Short   46.95%
Quantitative Asset Allocation        42.18%
Multi-Strategy                       10.87%

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.             $  10,000,000     $   8,086,425             6.09 %
Bravura 99 Fund, L.P.                                       30,682,132        34,911,375            26.31
GMO Mean Reversion Fund                                     23,000,000        31,363,472            23.63
                                                      --------------------------------------------------------
    Total                                                $  63,682,132     $  74,361,272            56.03 %
                                                      ========================================================


*Percentages are based on Members' Capital of $132,719,851.

The aggregate cost of investments for tax purposes was $65,747,075. Net unrealized appreciation on investments for tax purposes was $8,614,197 consisting of $9,700,619 of gross unrealized appreciation and $1,086,422 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 56.03% of Members' Capital, have been fair valued.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                             Schedule of Investments
                                January 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

[PIE GRAPH OMITTED]
Plot points are as follows:

Long/Short Equity Investments   69.25%
Real Assets                     14.31%
Credit Related                  10.90%
Event-Driven                     5.54%

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE              CAPITAL*
--------------------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.                    $  12,700,000     $  13,049,539             6.98 %
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.        21,500,000        22,648,387            12.12
Joho Partners, L.P.                                         19,000,000        28,328,206            15.16
Pequot Short Credit Fund, L.P.                              14,000,000        15,968,175             8.55
Sansar Capital, L.P.                                        18,000,000        17,257,921             9.24
Saras Capital Partners, L.P.                                19,000,000        20,177,083            10.80
Sheffield Institutional Partners, L.P.                       8,500,000         8,121,162             4.35
Spindrift Partners, L.P.                                    18,000,000        20,956,175            11.22
                                                         -----------------------------------------------------
    Total                                                $ 130,700,000     $ 146,506,648            78.42 %
                                                         =====================================================

*Percentages are based on Members' Capital of $186,823,092.

The aggregate cost of investments for tax purposes was $131,981,246. Net unrealized appreciation on investments for tax purposes was $14,525,402 consisting of $16,311,579 of gross unrealized appreciation and $1,786,177 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 78.42% of Members' Capital, have been fair valued.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                January 31, 2008


                                                              AETOS CAPITAL                      AETOS CAPITAL
                                            AETOS CAPITAL      DISTRESSED       AETOS CAPITAL       MARKET
                                           MULTI-STRATEGY      INVESTMENT        LONG/SHORT         NEUTRAL        AETOS CAPITAL
                                              ARBITRAGE        STRATEGIES        STRATEGIES        STRATEGIES      OPPORTUNITIES
                                              FUND, LLC         FUND, LLC         FUND, LLC        FUND, LLC         FUND, LLC
                                          ---------------------------------------------------------------------------------------
ASSETS
Investments in Portfolio Funds, at cost     $478,606,326       $125,200,000    $  787,197,226     $ 63,682,132     $130,700,000
                                          ---------------------------------------------------------------------------------------
Investments in Portfolio Funds, at value    $536,259,329       $151,547,464    $  932,836,479     $ 74,361,272     $146,506,648
Cash and cash equivalents                     40,479,629         17,911,462       109,037,034       57,310,399       23,300,696
Receivable for sale of investments               727,343                 --         5,761,579        1,622,102       17,851,607
Accrued income                                   128,428             67,166           265,809          183,839           84,508
Due from investment manager                           --              7,295                --            1,282               --
Prepaid tax withholding                               --              2,904                --               --              918
                                          ---------------------------------------------------------------------------------------
   Total assets                              577,594,729        169,536,291     1,047,900,901      133,478,894      187,744,377
                                          ---------------------------------------------------------------------------------------

LIABILITIES
Redemptions of Interests payable               2,593,516            741,601         2,750,995          462,711          584,181
Investment management fees payable               365,943            107,354           665,038           84,595          119,080
Sales of Interests received in advance           250,000            100,000           750,000           75,000           75,000
Administration fees payable                       86,554             26,502           157,569           20,760           28,876
Board of Managers' fees payable                    6,845              6,845             6,845            6,845            6,845
Other accrued expenses                           167,344            127,493           197,858          109,132          107,303
                                          ---------------------------------------------------------------------------------------
   Total liabilities                           3,470,202          1,109,795         4,528,305          759,043          921,285
                                          ---------------------------------------------------------------------------------------

   NET MEMBERS' CAPITAL                     $574,124,527       $168,426,496    $1,043,372,596     $132,719,851     $186,823,092
                                          =======================================================================================

MEMBERS' CAPITAL
Net capital                                 $516,471,524       $142,079,032      $897,733,343     $122,040,711     $171,016,444
Net unrealized appreciation on
   investments in Portfolio Funds             57,653,003         26,347,464       145,639,253       10,679,140       15,806,648
                                          ---------------------------------------------------------------------------------------
   Members' Capital                         $574,124,527       $168,426,496    $1,043,372,596     $132,719,851     $186,823,092
                                          =======================================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                       For the year ended January 31, 2008


                                                              AETOS CAPITAL                      AETOS CAPITAL
                                            AETOS CAPITAL      DISTRESSED       AETOS CAPITAL       MARKET
                                           MULTI-STRATEGY      INVESTMENT        LONG/SHORT         NEUTRAL         AETOS CAPITAL
                                              ARBITRAGE        STRATEGIES        STRATEGIES        STRATEGIES       OPPORTUNITIES
                                              FUND, LLC         FUND, LLC         FUND, LLC        FUND, LLC          FUND, LLC
                                          ----------------------------------------------------------------------------------------
Investment income:
    Interest                               $   1,558,087       $   514,575      $  2,110,418      $  1,009,020      $ 1,046,496
                                          ----------------------------------------------------------------------------------------
Expenses:
    Investment management fees                 4,136,859         1,134,767         7,131,219           969,095        1,303,577
    Administration fees                          484,807           136,526           821,760           120,150          153,471
    Board of Managers' fees                       27,380            27,380            27,380            27,380           27,380
    Professional fees                            223,697           199,308           240,596           152,677          157,335
    Custodian fees                                58,102            18,102            97,936            15,914           20,479
    Registration fees                             16,682            13,771            28,652            13,483            5,182
    Printing fees                                  4,518             3,943             3,758             3,943            3,758
    Other expenses                                22,906            18,193            19,030            16,994           14,432
                                          ----------------------------------------------------------------------------------------
         Total expenses                        4,974,951         1,551,990         8,370,331         1,319,636        1,685,614
         Fund expenses reimbursed                     --           (49,211)               --           (31,038)              --
                                          ----------------------------------------------------------------------------------------
Net expenses                                   4,974,951         1,502,779         8,370,331         1,288,598        1,685,614
                                          ----------------------------------------------------------------------------------------
Net investment loss                           (3,416,864)         (988,204)       (6,259,913)         (279,578)        (639,118)
                                          ----------------------------------------------------------------------------------------

Net gain/(loss) on Portfolio Funds sold         (590,910)               --        41,772,879         5,325,193        4,440,778
Net change in unrealized
    appreciation/(depreciation) on
    investments in Portfolio Funds            (6,045,867)        6,980,993        23,804,516        (1,109,849)       7,132,951
                                          ----------------------------------------------------------------------------------------
Net increase/(decrease) in Members'
    Capital derived from
    investment activities                  $ (10,053,641)      $ 5,992,789      $ 59,317,482      $  3,935,766     $ 10,934,611
                                          =======================================================================================-


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

            For the years ended January 31, 2007 and January 31, 2008

                                                                                             AETOS CAPITAL DISTRESSED
                                                    AETOS CAPITAL MULTI-STRATEGY               INVESTMENT STRATEGIES
                                                        ARBITRAGE FUND, LLC                          FUND, LLC
                                                  -------------------------------        ---------------------------------
                                                      2/1/07 -         2/1/06 -              2/1/07 -          2/1/06 -
                                                      1/31/08          1/31/07               1/31/08           1/31/07
                                                  -------------------------------        ---------------------------------
From investment activities:
  Net investment loss                              $ (3,416,864)    $ (2,877,831)         $   (988,204)      $   (599,072)
  Net gain/(loss) on Portfolio Funds sold              (590,910)       5,872,811                    --          2,284,426
  Net change in unrealized
   appreciation/(depreciation) on
   investments in Portfolio Funds                    (6,045,867)      35,987,994             6,980,993          9,650,831
                                                  -------------------------------        ---------------------------------
     Net increase/(decrease) in Members' Capital
       derived from investment activities           (10,053,641)      38,982,974             5,992,789         11,336,185
                                                  -------------------------------        ---------------------------------

Distributions:
  Tax withholding on behalf of foreign investors       (554,995)        (148,370)             (827,652)            25,426
                                                  -------------------------------        ---------------------------------
Total distributions                                    (554,995)        (148,370)             (827,652)            25,426
                                                  -------------------------------        ---------------------------------

Members' Capital transactions:
  Proceeds from sales of Interests                  209,871,597       98,597,798            77,603,591         39,449,483
  Redemptions of Interests                          (85,788,723)     (14,826,540)          (30,929,329)        (7,788,545)
  Transfers of Interests                             13,018,220        4,759,000             6,620,192            436,000
                                                  -------------------------------        ---------------------------------
Net increase in Members' Capital derived from
  capital transactions                              137,101,094       88,530,258            53,294,454         32,096,938
                                                  -------------------------------        ---------------------------------
Net increase in Members' Capital                    126,492,458      127,364,862            58,459,591         43,458,549
Members' Capital at beginning of year               447,632,069      320,267,207           109,966,905         66,508,356
                                                  -------------------------------        ---------------------------------
Members' Capital at end of year                    $574,124,527     $447,632,069          $168,426,496       $109,966,905
                                                  ===============================        =================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            For the years ended January 31, 2007 and January 31, 2008


                                                                                                  AETOS CAPITAL
                                                      AETOS CAPITAL LONG/SHORT                    MARKET NEUTRAL
                                                        STRATEGIES FUND, LLC                   STRATEGIES FUND, LLC
                                                  -------------------------------        ---------------------------------
                                                      2/1/07 -         2/1/06 -              2/1/07 -          2/1/06 -
                                                      1/31/08          1/31/07               1/31/08           1/31/07
                                                  -------------------------------        ---------------------------------
From investment activities:
  Net investment loss                             $   (6,259,913)   $ (3,946,968)         $    (279,578)     $   (744,903)
  Net gain on Portfolio Funds sold                    41,772,879       3,884,397              5,325,193           251,096
  Net change in unrealized
     appreciation/(depreciation) on
     investments in Portfolio funds                   23,804,516      60,092,379             (1,109,849)        4,492,304
                                                  -------------------------------        ---------------------------------
       Net increase in Members' Capital
         derived from investment activities           59,317,482      60,029,808              3,935,766         3,998,497
                                                  -------------------------------        ---------------------------------

Distributions:
  Tax withholding on behalf of foreign investors      (1,684,374)       (170,544)              (384,458)          (95,949)
                                                  -------------------------------        ---------------------------------
Total distributions                                   (1,684,374)       (170,544)              (384,458)          (95,949)
                                                  -------------------------------        ---------------------------------

Members' Capital transactions:
  Proceeds from sales of Interests                   399,384,519     232,971,335             48,898,000        23,497,767
  Redemptions of Interests                          (149,063,587)    (24,776,905)           (16,371,443)       (4,890,124)
  Transfers of Interests                              (2,791,398)     (1,659,000)           (17,894,914)       (3,558,000)
                                                  -------------------------------        ---------------------------------
Net increase in Members' Capital derived from
  capital transactions                               247,529,534     206,535,430             14,631,643        15,049,643
                                                  -------------------------------        ---------------------------------
Net increase in Members' Capital                     305,162,642     266,394,694             18,182,951        18,952,191
Members' Capital at beginning of year                738,209,954     471,815,260            114,536,900        95,584,709
                                                  -------------------------------        ---------------------------------
Members' Capital at end of year                   $1,043,372,596    $738,209,954          $ 132,719,851      $114,536,900
                                                  ===============================        =================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statement of Changes in Members' Capital (concluded)

            For the years ended January 31, 2007 and January 31, 2008


                                                          AETOS CAPITAL
                                                     OPPORTUNITIES FUND, LLC
                                                 -------------------------------
                                                     2/1/07 -         2/1/06 -
                                                     1/31/08          1/31/07
                                                 -------------------------------
From investment activities:
  Net investment loss                             $   (639,118)    $   (622,061)
  Net gain/(loss) on Portfolio Funds sold            4,440,778       (1,948,906)
  Net change in unrealized appreciation
     on investments in Portfolio Funds               7,132,951        6,112,694
                                                 -------------------------------
     Net increase in Members' Capital
       derived from investment activities           10,934,611        3,541,727
                                                 -------------------------------

Distributions:
  Tax withholding on behalf of foreign investors      (315,560)         (21,233)
                                                 -------------------------------
Total distributions                                   (315,560)         (21,233)
                                                 -------------------------------

Members' Capital transactions:
  Proceeds from sales of Interests                  68,442,924       65,538,828
  Redemptions of Interests                         (33,195,312)      (2,028,981)
  Transfers of Interests                             1,047,900           22,000
                                                 -------------------------------
Net increase in Members' Capital derived from
  capital transactions                              36,295,512       63,531,847
                                                 -------------------------------
Net increase in Members' Capital                    46,914,563       67,052,341
Members' Capital at beginning of year              139,908,529       72,856,188
                                                 -------------------------------
Members' Capital at end of year                   $186,823,092     $139,908,529
                                                 ===============================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                       For the year ended January 31, 2008


                                                                      AETOS CAPITAL                   AETOS CAPITAL
                                                     AETOS CAPITAL     DISTRESSED     AETOS CAPITAL      MARKET
                                                     MULTI-STRATEGY    INVESTMENT      LONG/SHORT        NEUTRAL      AETOS CAPITAL
                                                       ARBITRAGE       STRATEGIES      STRATEGIES       STRATEGIES    OPPORTUNITIES
                                                       FUND, LLC        FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                     -------------------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                         $(230,100,000)   $(42,000,000)  $(314,000,000)   $ (7,000,000)   $(45,700,000)
Sales of Portfolio Funds                                71,351,208              --     179,380,050      49,012,556      35,940,778
Net investment loss                                     (3,416,864)       (988,204)     (6,259,913)       (279,578)       (639,118)
Adjustments to reconcile net investment loss to net
  cash provided by/(used in) operating activities:
    Decrease in prepaid investments                     60,000,000       7,000,000      10,000,000              --      13,000,000
    Decrease/(increase) in accrued income                   36,838         (36,677)       (223,209)       (172,373)        (51,436)
    Decrease/(increase) in prepaid tax withholding              --           2,302              --              --            (918)
    Decrease/(increase) in receivable for
      sale of investments                                4,604,554         326,152      (5,761,579)     (1,622,102)    (16,393,596)
    Increase in due from investment manager                     --          (6,806)             --          (1,282)             --
    Increase in redemptions of Interests payable         2,593,516         741,601       2,750,995         462,711         584,181
    Increase in investment management fees payable          80,623          37,261         194,492          11,588          29,900
    Increase in administration fees payable                 20,795           9,953          50,785           2,628           8,665
    Increase in Board of Managers' fees payable              1,370           1,370           1,370           1,370           1,370
    Increase in other accrued expenses                      38,046          46,840          47,906          32,577          28,693
                                                     -----------------------------------------------------------------------------
Net cash provided by/(used in) operating activities    (94,789,914)    (34,866,208)   (133,819,103)     40,448,095     (13,191,481)
                                                     -----------------------------------------------------------------------------

DISTRIBUTIONS
Tax withholding on behalf of foreign investors            (559,267)       (827,652)     (1,710,961)       (387,805)       (319,352)
                                                     -----------------------------------------------------------------------------
Total distributions                                       (559,267)       (827,652)     (1,710,961)       (387,805)       (319,352)
                                                     -----------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in sales of Interests received in advance      (3,799,695)       (605,405)     (4,911,235)       (680,040)        (28,725)
Proceeds from sales of Interests                       209,871,597      77,603,591     399,384,519      48,898,000      68,442,924
Redemptions of Interests                               (85,788,723)    (30,929,329)   (149,063,587)    (16,371,443)    (33,195,312)
Transfers of Interests                                  13,018,220       6,620,192      (2,791,398)    (17,894,914)      1,047,900
                                                     -----------------------------------------------------------------------------
Net cash provided by financing activities              133,301,399      52,689,049     242,618,299      13,951,603      36,266,787
                                                     -----------------------------------------------------------------------------

Net increase in cash and cash equivalents               37,952,218      16,995,189     107,088,235      54,011,893      22,755,954
Cash and cash equivalents, beginning of year             2,527,411         916,273       1,948,799       3,298,506         544,742
                                                     -----------------------------------------------------------------------------
Cash and cash equivalents, end of year               $  40,479,629    $ 17,911,462   $ 109,037,034    $ 57,310,399    $ 23,300,696
                                                     =============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights


                                                  AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                          -----------------------------------------------------------------

                                           2/1/07 -     2/1/06 -       2/1/05 -     2/1/04 -      2/1/03 -
                                           1/31/08      1/31/07        1/31/06      1/31/05       1/31/04
                                          -----------------------------------------------------------------
Total return(1)                               (1.76)%      10.36%          6.48%        2.98%       13.17%

Net assets, end of period (000's)         $ 574,125    $ 447,632      $ 320,267    $ 245,964     $ 35,075

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements(2)(3)                       0.90%        0.95%          0.95%        1.07%        5.04%
  Expenses, net of waivers and
    reimbursements(2)(3)                       0.90%        0.95%          0.95%        1.00%        1.13%
  Net investment loss, before waivers
    and reimbursements                        (0.62)%      (0.75)%        (0.77)%      (0.96)%      (4.87)%
  Net investment loss, net of waivers
    and reimbursements                        (0.62)%      (0.75)%        (0.77)%      (0.89)%      (0.96)%

Portfolio turnover rate                       14.01%       16.80%          6.24%        0.00%        0.00%


(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.
(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                          -----------------------------------------------------------------

                                           2/1/07 -     2/1/06 -       2/1/05 -     2/1/04 -      2/1/03 -
                                           1/31/08      1/31/07        1/31/06      1/31/05       1/31/04
                                          -----------------------------------------------------------------
Total return(1)                                4.32%       12.95%          8.46%      10.24%        22.13%

Net assets, end of period (000's)         $ 168,426    $ 109,967       $ 66,508    $ 45,254      $ 14,179

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements(2)(3)                       1.03%        1.08%          1.24%       1.55%         7.72%
  Expenses, net of waivers and
    reimbursements(2)(3)                       0.99%        1.00%          1.00%       1.00%         1.18%
  Net investment loss, before waivers
    and reimbursements                        (0.69)%      (0.76)%        (0.88)%     (1.50)%       (7.65)%
  Net investment loss, net of waivers
    and reimbursements                        (0.65)%      (0.68)%        (0.64)%     (0.95)%       (1.11)%

Portfolio turnover rate                        0.00%       13.69%          0.00%       0.00%        16.94%


(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.
(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                          -----------------------------------------------------------------

                                           2/1/07 -     2/1/06 -       2/1/05 -     2/1/04 -      2/1/03 -
                                           1/31/08      1/31/07        1/31/06      1/31/05       1/31/04
                                          -----------------------------------------------------------------
Total return(1)                                 7.04%       9.61%         11.66%        3.90%       12.88%

Net assets, end of period (000's)         $1,043,373   $ 738,210      $ 471,815    $ 325,337     $ 57,668

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements(2)(3)                        0.88%       0.92%          0.94%        1.05%        4.09%
  Expenses, net of waivers and
    reimbursements(2)(3)                        0.88%       0.92%          0.94%        1.00%        1.14%
  Net investment loss, before waivers
    and reimbursements                         (0.66)%     (0.65)%        (0.78)%      (0.95)%      (3.96)%
  Net investment loss, net of waivers
    and reimbursements                         (0.66)%     (0.65)%        (0.78)%      (0.90)%      (1.01)%

Portfolio turnover rate                        20.12%       6.13%          9.65%        4.06%        0.00%


(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.
(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                          -----------------------------------------------------------------

                                           2/1/07 -     2/1/06 -       2/1/05 -     2/1/04 -      2/1/03 -
                                           1/31/08      1/31/07        1/31/06      1/31/05       1/31/04
                                          -----------------------------------------------------------------
Total return(1)                                3.11%        3.68%          4.19%       1.84%         2.81%

Net assets, end of period (000's)         $ 132,720    $ 114,537       $ 95,585    $ 82,230      $ 14,120

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements(2)(3)                       1.02%        1.02%          1.09%       1.33%         8.79%
  Expenses, net of waivers and
    reimbursements(2)(3)                       1.00%        1.00%          1.00%       1.00%         1.15%
  Net investment loss, before waivers
    and reimbursements                        (0.24)%      (0.71)%        (0.74)%     (1.28)%       (8.69)%
  Net investment loss, net of waivers
    and reimbursements                        (0.22)%      (0.69)%        (0.65)%     (0.95)%       (1.05)%

Portfolio turnover rate                        6.49%       10.29%          0.00%      45.70%         0.00%


(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.
(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)


                                        AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                      -----------------------------------------

                                         2/1/07 -      2/1/06 -     5/27/05* -
                                         1/31/08       1/31/07      1/31/06
                                      -----------------------------------------
Total return(1)                              7.24%        2.41%        4.94%

Net assets, end of period (000's)       $ 186,823    $ 139,909     $ 72,856

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements(2)(4)                     0.97%        1.05%        1.44%(3)
  Expenses, net of waivers and
    reimbursements(2)(4)                     0.97%        1.04%        1.07%(3)
  Net investment loss, before waivers
    and reimbursements                      (0.37)%      (0.57)%      (1.11)%(3)
  Net investment loss, net of waivers
    and reimbursements                      (0.37)%      (0.56)%      (0.74)%(3)

Portfolio turnover rate(5)                  24.25%       24.26%        0.00%


* Commencement of operations.
(1) Total return for periods less than one year have not been annualized.
    Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.
(3) Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5) Portfolio turnover rate for periods less than one year have not been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                January 31, 2008

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, the Aetos Capital Market Neutral Strategies Fund, LLC and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of January 31, 2008 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 70%, 67%, 71%, 74% and 79% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Market Neutral Strategies Cayman Fund and Aetos Capital Opportunities Cayman Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E.  Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G.  Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2008.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $32,000 and regular quarterly meeting fees of $3,250 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,900. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments, and counterparty and broker arrangements. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the year ended January 31, 2008, purchases and sales of investments were as follows:

FUND                                                               PURCHASES                SALES
----------------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                  $230,100,000           $71,351,208
Aetos Capital Distressed Investment Strategies Fund, LLC            42,000,000                    --
Aetos Capital Long/Short Strategies Fund, LLC                      314,000,000           179,380,050
Aetos Capital Market Neutral Strategies Fund, LLC                    7,000,000            49,012,556
Aetos Capital Opportunities Fund, LLC                               45,700,000            35,940,778

7. INVESTMENTS

As of January 31, 2008, collectively the Funds had investments in forty-nine Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of January 31, 2008. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

   AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                                   FAIR VALUE        % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                   1/31/2008           CAPITAL     LIQUIDITY*
-------------------------------------------------------------------------------------------------------------------------------
Davidson Kempner Partners                     Multi-Strategy/Event Arbitrage      $  64,743,842          11.28 %     Quarterly
Farallon Capital Offshore Investors, Inc.     Multi-Strategy/Event Arbitrage         74,304,768          12.94         Annual
FFIP, L.P.                                        Fixed Income Arbitrage             56,711,091           9.88         Annual
HBK Fund L.P.                                 Multi-Strategy/Event Arbitrage         59,919,108          10.44       Quarterly
Ishin Fund, LLC                                    Convertible Arbitrage             51,762,569           9.02         Annual
Lazard Emerging Income, L.P.                      Fixed Income Arbitrage             34,117,335           5.94        Monthly
Oceanwood Global
 Opportunities Fund L.P.                      Multi-Strategy/Event Arbitrage         50,665,065           8.82         Annual
Parsec Trading Corp.                              Fixed Income Arbitrage             21,773,230           3.79        Monthly
Pequot Credit Opportunities Fund, L.P.               Credit Strategies               38,317,661           6.67         Annual
Pequot Short Credit Fund, L.P.                       Credit Strategies               38,622,251           6.73       Quarterly
Satellite Fund II, L.P.                       Multi-Strategy/Event Arbitrage         24,251,078           4.22         Annual
South Hill Trading Corp.                          Fixed Income Arbitrage             15,794,715           2.75        Monthly
Sowood Alpha Fund, L.P.                       Multi-Strategy/Event Arbitrage          5,276,616           0.92         Annual
                                                                                -------------------------------
                                                                                  $ 536,259,329          93.40 %
                                                                                -------------------------------

   AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                                                                   FAIR VALUE        % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                   1/31/2008           CAPITAL     LIQUIDITY*
-------------------------------------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                   Distressed Investments          $  34,521,776          20.50 %    Semi-Annual
King Street Capital, L.P.                         Distressed Investments             36,814,192          21.86       Quarterly
One East Partners, L.P.                           Distressed Investments             32,003,564          19.00       Quarterly
Silver Point Capital Fund, L.P.                   Distressed Investments             34,012,649          20.19        Annual
Watershed Capital Partners, L.P.                  Distressed Investments             14,195,283           8.43       Quarterly
                                                                                -------------------------------
                                                                                  $ 151,547,464          89.98 %
                                                                                -------------------------------

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

   AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                                   FAIR VALUE        % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                   1/31/2008           CAPITAL     LIQUIDITY*
-------------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                         Long/Short Equity Investments     $  61,959,011           5.94 %    Semi-Annual
Bay Resource Partners, L.P.                     Long/Short Equity Investments        61,103,534           5.86         Annual
Bay II Resource Partners, L.P.                  Long/Short Equity Investments         4,930,000           0.47       Quarterly
Cadian Fund LP                                  Long/Short Equity Investments        34,685,179           3.32       Quarterly
Cadmus Capital Partners (QP), L.P.              Long/Short Equity Investments        34,199,392           3.28       Quarterly
Cantillion Pacific, L.P.                        Long/Short Equity Investments        16,684,537           1.60       Quarterly
Cantillion U.S., L.P.                           Long/Short Equity Investments        26,022,436           2.49       Quarterly
Cantillon World, L.P.                           Long/Short Equity Investments        28,425,265           2.73       Quarterly
Cavalry Technology, L.P.                        Long/Short Equity Investments        41,463,390           3.97         Annual
Conatus Capital Partners LP                     Long/Short Equity Investments        16,616,719           1.59       Quarterly
Copper River Partners, L.P.                        Short Equity Investments          36,636,952           3.51         Annual
The Elkhorn Fund, LLC                           Long/Short Equity Investments        74,513,654           7.14       Quarterly
Highside Capital Partners, L.P.                 Long/Short Equity Investments        69,741,557           6.68         Annual
Icarus Qualified Partners, L.P.                    Short Equity Investments          34,396,383           3.30         Annual
JL Partners, L.P.                               Long/Short Equity Investments        67,703,636           6.49       Quarterly
Millgate Partners II, L.P.                      Long/Short Equity Investments        21,883,803           2.10       Quarterly
North River Partners, L.P.                      Long/Short Equity Investments        52,007,206           4.99       Quarterly
UC Financials Fund Limited                      Long/Short Equity Investments        40,956,558           3.93        Monthly
ValueAct Capital Partners III, L.P.             Long/Short Equity Investments        68,459,130           6.56         Annual
Viking Global Equities, L.P.                    Long/Short Equity Investments        87,146,125           8.35         Annual
Woodbourne Daybreak Global Fund L.P.            Long/Short Equity Investments        53,302,012           5.11       Quarterly
                                                                                -------------------------------
                                                                                  $ 932,836,479          89.41 %
                                                                                -------------------------------


   AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                                                                    FAIR VALUE       % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                    1/31/2008          CAPITAL     LIQUIDITY*
-------------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return
  Institutional Fund, L.P.                              Multi-Strategy            $   8,086,425           6.09 %     Quarterly
Bravura 99 Fund, L.P.                         Low Beta/Market Neutral/Long Short     34,911,375          26.31       Quarterly
GMO Mean Reversion Fund                         Quantitative Asset Allocation        31,363,472          23.63       Quarterly
                                                                                -------------------------------
                                                                                  $  74,361,272          56.03 %
                                                                                -------------------------------

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

   AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                                    FAIR VALUE      % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                    1/31/2008          CAPITAL     LIQUIDITY*
-------------------------------------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.           Long/Short Equity Investments     $  13,049,539           6.98 %    Semi-Annual
GMO U.S. Tactical Opportunities
  Fund (Onshore), L.P.                          Long/Short Equity Investments        22,648,387          12.12        Monthly
Joho Partners, L.P.                             Long/Short Equity Investments        28,328,206          15.16      Semi-Annual
Pequot Short Credit Fund, L.P.                          Credit Related               15,968,175           8.55       Quarterly
Sansar Capital, L.P.                            Long/Short Equity Investments        17,257,921           9.24       Quarterly
Saras Capital Partners, L.P.                    Long/Short Equity Investments        20,177,083          10.80         Annual
Sheffield Institutional Partners, L.P.                   Event-Driven                 8,121,162           4.35         Annual
Spindrift Partners, L.P.                                 Real Assets                 20,956,175          11.22      Semi-Annual
                                                                                -------------------------------
                                                                                  $ 146,506,648          78.42 %
                                                                                -------------------------------

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

8. SUBSEQUENT EVENTS

Through March 1, 2008, the Funds received the following contributions:

FUND                                                             AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC              $1,414,845
Aetos Capital Distressed Investment Strategies Fund, LLC         364,595
Aetos Capital Long/Short Strategies Fund, LLC                  2,240,095
Aetos Capital Market Neutral Strategies Fund, LLC                457,345
Aetos Capital Opportunities Fund, LLC                            114,095

and paid no redemptions.

The following table summarizes the redemption requests received by the Funds as of January 31, 2008:

                                                                                                 % OF
                                                          NUMBER OF    ESTIMATED REDEMPTION     MEMBERS'
FUND                                                      INVESTORS    AMOUNT AS OF 1/31/08     CAPITAL
---------------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC              13            $63,037,462          10.98%
Aetos Capital Distressed Investment Strategies Fund, LLC      11              6,881,316           4.09%
Aetos Capital Long/Short Strategies Fund, LLC                 15             88,022,298           8.44%
Aetos Capital Market Neutral Strategies Fund, LLC             12             14,199,076          10.70%
Aetos Capital Opportunities Fund, LLC                          1                 54,263           0.03%

9. RECENT ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109" ("FIN 48"), as required, on February 1, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of February 1, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds' financial statement disclosures.

                    Notes to Financial Statements (concluded)

10. COMMITMENTS

At January 31, 2008, the Funds had made no commitments to purchase underlying funds.

At January 31, 2008, the Funds had submitted redemption requests from the underlying funds as follows:

FUND                                                               AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
  Satellite Fund II, L.P.                                         $17,527,112
  Sowood Alpha Fund, L.P.                                           2,972,142
                                                                ---------------
                                                                   20,499,254
                                                                ---------------

Aetos Capital Distressed Investment Strategies Fund, LLC                   --

Aetos Capital Long/Short Strategies Fund, LLC                              --

Aetos Capital Market Neutral Strategies Fund, LLC                          --

Aetos Capital Opportunities Fund, LLC                                      --

                                  Managers and Officers of the Funds (unaudited)

                                                                                                        NUMBER OF FUNDS IN
                        POSITION(S)       LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST 5        THE FUND COMPLEX
 NAME, ADDRESS(1),       HELD WITH          TIME        YEARS/OTHER DIRECTORSHIPS(3) HELD BY BOARD          OVERSEEN BY
        AGE                FUNDS          SERVED(2)                  MEMBER                                  MANAGER(4)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
MANAGERS:
--------------------------------------------------------------------------------------------------------------------------
                                                        Principal, Vanguard, January 2008-Present;
Ellen Harvey                              Since         Senior Vice President, Mercantile Bankshares,
53                        Manager         2002          February 2003-Present.                                  5
--------------------------------------------------------------------------------------------------------------------------
                                                        Managing Director and Consultant,
                                                        Promontory Financial Group, March
                                                        2005-Present; Chairman, Atlantic
                                                        Whitehall January 2004-Present; Managing
Pierre de Saint Phalle                    Since         Managing Director and Chief Legal Officer,
59                        Manager         2002          iFormation Group, November 2000-November 2003.          5
--------------------------------------------------------------------------------------------------------------------------
                                                        Chairman and Chief Investment Officer,
Warren J. Olsen                           Since         First Western Investment Management,
51                        Manager         2003          September 2002-Present.                                 5
--------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS:
--------------------------------------------------------------------------------------------------------------------------
                                                        Co-President, Aetos Alternatives Management
Michael Klein(5)        Manager and       Since         Managing Director, Aetos Capital, LLC,
49                       President        2003          March 2000-Present.                                     5
--------------------------------------------------------------------------------------------------------------------------
OFFICERS:
--------------------------------------------------------------------------------------------------------------------------
                          Chief
Anne Casscells          Investment        Since         Managing Director, Aetos Capital, LLC,
49                       Officer          2002          October 2001-Present.                                  N/A
--------------------------------------------------------------------------------------------------------------------------
                                                        Vice President, Aetos Capital, LLC, August 2004-
Scott Sawyer                              Since         Present; Client Portfolio Manager, GE Asset
39                      Treasurer         2004          Management, 2002-July 2004.                            N/A
--------------------------------------------------------------------------------------------------------------------------

Harold J. Schaaff       Vice President    Since         General Counsel and Managing Director,
47                      and Secretary     2002          Aetos Capital, LLC, March 2001-Present.                N/A
--------------------------------------------------------------------------------------------------------------------------

(1) Each Manager can be contacted by writing to Aetos Capital, LLC 875
    Third Avenue, New York, NY 10022.
(2) Each Manager holds office until the next meeting of shareholders at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4) The "Fund Complex" consists of all registered investment companies for which Aetos Alternatives Management, LLC or any of its affiliates serves as investment adviser.
(5) Mr. Klein is considered to be an "interested person" of the Fund as defined in the 1940 Act because he is a Managing Director of Aetos Capital, LLC.

    For more information regarding the Managers and Officers, please refer to the Statement of Additional Information.

                           Shareholder Voting Results
                                January 31, 2008
                                   (Unaudited)

At a special meeting held on February 18, 2008, Fund investors were asked to consider the approval of successor investment advisory agreements. Each successor investment advisory agreement was approved as summarized in the following table:

                                                                    AMOUNT OF                               % OF
                                                                 INTERESTS AS OF     % OF INTERESTS       INTERESTS
                                                                     12/31/07         OUTSTANDING           VOTED
-------------------------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
     Affirmative                                                     388,780,143          66.75%           100.00%
     Against                                                                  --           0.00%             0.00%
         Total                                                       388,780,143          66.75%           100.00%

Aetos Capital Distressed Investment Strategies Fund, LLC
     Affirmative                                                     107,758,909          62.83%           100.00%
     Against                                                                  --           0.00%             0.00%
         Total                                                       107,758,909          62.83%           100.00%

Aetos Capital Long/Short Strategies Fund, LLC
     Affirmative                                                     703,254,016          65.10%           100.00%
     Against                                                                  --           0.00%             0.00%
         Total                                                       703,254,016          65.10%           100.00%

Aetos Capital Market Neutral Strategies Fund, LLC
     Affirmative                                                      81,732,187          60.57%           100.00%
     Against                                                                  --           0.00%             0.00%
         Total                                                        81,732,187          60.57%           100.00%

Aetos Capital Opportunities Fund, LLC
     Affirmative                                                     122,113,794          62.71%           100.00%
     Against                                                                  --           0.00%             0.00%
         Total                                                       122,113,794          62.71%           100.00%

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers ("PwC") Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


                                       FISCAL 2008                                            FISCAL 2007

                                       All fees and     All other fees                       All fees and     All other fees
                                       services to     and services to                       services to     and services to
                     All fees and        service           service         All fees and        service           service
                   services to the   affiliates that   affiliates that   services to the   affiliates that   affiliates that
                    Fund that were         were        did not require   Trust that were         were        did not require
                     pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
(a)     Audit
        Fees(1)        $42,200              $0                $0             $42,950              $0                $0

(b)     Audit-
        Related           $0                $0                $0                $0                $0                $0
        Fees

(c)     Tax
        Fees (2)       $91,320              $0                $0             $56,550              $0                $0

(d)     All
        Other             $0                $0                $0                $0                $0                $0
        Fees


   Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2)   Tax fees relate to preparation of federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund's investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                                               FISCAL 2008       FISCAL 2007
                                               -----------       -----------
                Audit-Related Fees                  0%               0%
                Tax Fees                            0%               0%
                All Other Fees                      0%               0%


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for Fiscal 2008 and Fiscal 2007, respectively.

(h) During the past fiscal year no non-audit services were provided by the registrant's principal accountant to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       AETOS ALTERNATIVES MANAGEMENT, LLC
                               PROXY VOTING POLICY

I.       INTRODUCTION

         This policy sets forth Aetos Alternatives Management, LLC ("AAM") policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

         As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

II.      ROUTINE CORPORATE MATTERS

         AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

         (i)      Appointment or election of auditors;
         (ii)     Routine elections or re-elections of directors;
         (iii)    Director's liability and indemnification;
         (iv)     General updating/corrective amendments to charter;
         (v)      Name changes;
         (vi)     Elimination of cumulative voting; and
         (vii)    Elimination of preemptive rights.

III.     ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

         A. AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which eliminate other classes of stock and voting rights;
                  (ii) Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;
                  (iii) Stock purchase plans with an exercise price of not less than 85% of fair market value;
                  (iv) Stock option plans that are incentive based and not excessive;
                  (v) Other stock-based plans which are appropriately structured;
                  (vi)     Reductions in supermajority vote requirements; and
                  (vii)    Adoption of anti-greenmail provisions.

         B. AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;
                  (ii) Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;
                  (iii) Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;
                  (iv) Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;
                  (v)      Classified boards of directors;
                  (vi) Reincorporation into a state which has more stringent anti-takeover and related provisions;

                  (vii) Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;
                  (viii) Excessive compensation or non-salary compensation related proposals;
                  (ix) Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and
                  (x) "Other business as properly comes before the meeting" proposals which give a blank check to those acting as proxy.

IV.      SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

         AAM, believing that management's job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.       CONFLICT OF INTERESTS

         Situations may arise where there are material conflicts between AAM's interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.      PROXY VOTING RECORD RETENTION

         AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII.     PROXY ADMINISTRATION

         AAM's internal Proxy Committee (the "Committee") develops the firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Committee, comprised of the Chief Investment Officer, Chief Operating Officer, and General Counsel, analyzes types of proposals based on whether they would adversely affect shareholder's interests and make a company less attractive to own. In evaluating proxy proposals each year, the Committee relies upon our own knowledge of each company and its management, independent research provided by third parties, and information presented by company managements and shareholder groups.

         Once the Committee establishes its recommendations, they are distributed to AAM's Portfolio Management Group as voting guidelines. Ultimately, the investment professional primarily accountable for a portfolio is responsible for votes on companies in that portfolio. Most vote consistent with AAM's guidelines. Occasionally, some will take an independent view on certain issues and vote differently. When an investment professional casts votes which are counter to the Committee's guidelines, they are required to document their reasons in writing for the Committee. Annually, the Board of Managers of the AAM Funds will review AAM's proxy voting process, policies, and voting records.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

INVESTMENT MANAGEMENT TEAM

NAME & TITLE (YEARS OF SERVICE)
Anne Casscells                                                     Co-President and Chief Investment Officer,
Managing Director and Chief Investment Officer, Aetos              Aetos Alternatives Management, LLC and
Alternatives Management, LLC (6)                                   Managing Director, Aetos Capital, LLC,
                                                                   October 2001-Present.

James Gibbons                                                      Managing Director and Portfolio Manager,
Managing Director and Portfolio Manager, Aetos Alternatives        Aetos Alternatives Management LLC,
Management, LLC (6)                                                July 2002-Present.

Michael Klein                                                      Co-President, Aetos Alternatives Management,
Managing Director, Aetos Alternatives Management, LLC (6)          LLC and Managing Director, Aetos Capital, LLC,
                                                                   March 2000-Present.

(a)(2)(i), (ii), (iii)

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of January 31, 2008.

                                                                                                Total Assets in
                                                                               Number of        Accounts where
                                                                             Accounts where     Advisory Firm's
                                                                            Advisory Firm's     Fee is Based on
            Anne Casscells                             Total Assets in      Fee is Based on         Account
            James Gibbons                Number of         Accounts             Account           Performance
            Michael Klein                Accounts        ($ million)          Performance         ($ million)
Registered Investment Companies            None              N/A                  N/A                 N/A
Other Pooled Investment Vehicles           None              N/A                  N/A                 N/A
Other Accounts                               9              $3,190                 5                $2,070


(a)(2)(iv)

MATERIAL CONFLICTS OF INTEREST

The Investment Manager manages multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, collective trusts, or offshore funds. The Investment Manager manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. The Investment Manager has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(a)(3)

DESCRIPTION OF COMPENSATION

Professionals employed by the Investment Manager are subject to a compensation structure that includes base salary and a discretionary bonus. Bonuses are variable and depend on many factors, including firm, business unit and individual performance relative to established benchmarks and criteria. Individuals that consistently exceed performance objectives are eligible for promotions and/or equity participation in the firm. Officers are also eligible to share in the net profits of the business under a profit participation plan. Participation amounts are determined on the basis of performance and contribution. In addition, all managing directors of the Investment Manager have a common equity membership in Aetos Capital, LLC.

(a)(4)

OWNERSHIP OF SECURITIES

As of January 31, 2008 the portfolio managers owned Interests of the Fund as follows:

     Anne Casscells             $100,001-500,000
     James Gibbons              $100,001-500,000
     Michael Klein               $10,001-50,000

(b)  Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                    Aetos Capital Multi-Strategy Arbitrage Fund, LLC


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: 4/04/08





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: 4/04/08


By (Signature and Title)*       /s/ Scott D. Sawyer
                                -----------------------------------
                                Scott D. Sawyer, Treasurer

Date: 4/04/08

* Print the name and title of each signing officer under his or her signature.